Fair Value Accounting (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Accounting [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value

	Fair Value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$—	$—	$—	$—
Long-term investments	76,068	76,068	—	—
Other long-term investments	317,325	44,970	—	272,355

	$393,393	$121,038	$—	$272,355

Liabilities:
Rights offering derivative liability	$—	$—	$—	$—
Embedded derivative liability	48,388	—	48,388	—

	$48,388	$—	$48,388	$—

	Fair Value at December 31, 2010
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$98,373	$98,373	$—	$—
Long-term investments	113,666	113,458	208	—
Other long-term investments	191,816	45,173	—	146,643

	$403,855	$257,004	$208	$146,643

Liabilities:
Rights offering derivative liability	$766,238	$766,238	$—	$—
Embedded derivative liability	154,877	—	154,877	—

	$921,115	$766,238	$154,877	$—

Schedule Of Summary Of Changes In The Fair Value Of Level 3 Financial Assets

	Long-Term Notes	T-Bills	Tax Prepayment	Convertible Bonds	Totals
Balance, December 31, 2009	$24,689	$73,152	$—	$—	$97,841

Additions	—	—	50,000	—	50,000
Accrued interest	—	2,818	645	—	3,463
Foreign exchange gains	1,180	—	—	—	1,180
Fair value redeemed	(104)	—	—	—	(104)
Unrealized gains (losses) included in other comprehensive income	—	4,424	(14,159)	—	(9,735)
Unrealized gains included in earnings	3,998	—	—	—	3,998

Balance, December 31, 2010	$29,763	$80,394	$36,486	$—	$146,643

Additions	—	—	100,000	15,000	115,000
Accrued interest	—	2,930	1,903	—	4,833
Foreign exchange losses	(604)	—	—	—	(604)
Fair value redeemed	(106)	—	—	—	(106)
Unrealized gains (losses) included in other comprehensive income	—	5,024	(2,286)	—	2,738
Unrealized gains included in earnings	3,224	—	—	627	3,851

Balance, December 31, 2011	$32,277	$88,348	$136,103	$15,627	$272,355